Accounts Receivable, Net	12 Months Ended
Jun. 30, 2022
Receivables [Abstract]
ACCOUNTS RECEIVABLE, NET

NOTE 4 – ACCOUNTS RECEIVABLE, NET

Accounts receivable, net consisted of the following:

	As of June 30,
	2022	2021
Trade accounts receivable	$53,896,259	$44,448,073
Less: allowance for doubtful accounts	(126,372)	(309,076)
Accounts receivable, net	$53,769,887	$44,138,997

The movement of the allowance for doubtful accounts is as follows:

	As of June 30,
	2022	2021
Balance at the beginning of the year	$309,076	$97,140
Provision for doubtful accounts	2,508	214,734
Recovery of doubtful accounts	(180,518)	(16,994)
Foreign currency translation adjustments	(4,694)	14,196
Balance at the end of the year	$126,372	$309,076